Bank Operating Loans (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 4,975,000,000
Line of credit, maximum borrowing capacity	4,975,000,000
Bank operating loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	975,000,000	$ 900,000,000
Letter of credit, maximum borrowing capacity	427,000,000	436,000,000
Unsecured bank loans received	40,000,000	0
Line of credit, maximum borrowing capacity	975,000,000	900,000,000
Demand facilities available for letters of credit [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	125
Line of credit, maximum borrowing capacity	125
Sunrise Oil Sands Partnership | Unsecured demand credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	10,000,000	10,000,000
Line of credit, maximum borrowing capacity	10,000,000	10,000,000
Husky Energy Inc. | Sunrise Oil Sands Partnership | Unsecured demand credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	5,000,000	5,000,000
Line of credit, maximum borrowing capacity	$ 5,000,000	$ 5,000,000